UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-825

American Growth Fund, Inc.
(exact name of registrant as specified in charter)

1636 Logan Street
Denver, Colorado 80203
(address of principal executive offices) (zip code)

Registrants telephone number, including area code (303) 626-0600

Date of Fiscal Year End: July 31

Date of reporting period: April 30, 2019

American Growth Fund, Inc.
1636 Logan Street
Denver, CO 80203
(Name and Address of Agent for Service)

Form N-Q is to be used by management investment companies, other than small
business investment companies registered on Form N-5 (SS 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).
The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-
Q,
and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-
Q
unless the Form displays a currently valid Office of Management and
Budget
("OMB") control number. Pleasedirect comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing
the burden to the Secretary, Securities and Exchange Commission, 450
Fifth

Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection
of information under the clearance requirements of 44 U.S.C. S 3507.

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ITEM 1 - Schedule of Investments

American Growth Fund Series 1
April 30, 2019
(unaudited)

				Market
Common Stocks 99.82%	Shares			Value

Computer Software & Svcs 12.43%

Fair, Isaac Corp.*			7,935	2,219,816
		-	----------------------
				2,219,816

Diversified Co. 10.38%

Chemed Corp			4,455	1,455,805
Honeywell Intl Inc.			2,291	397,786
		-	----------------------
				1,853,591

Semiconductor Cap. Equip. 7.99%

Teradyne Inc.			29,110	1,426,390
		-	----------------------
				1,426,390

Machinery 6.63%

Middleby Corp*			5,522	729,622
Flowserve Corp			9,281	455,047
		-	----------------------
				1,184,669

Computer & Peripherals 6.40%

Cisco			20,438	1,143,506
		-	----------------------
				1,143,506

Biotechnology 6.00%

Amgen Inc.			5,019	900,007
Novo Nordisk A/S	3,490		171,045
		-	----------------------

					1,071,052

Cable TV 4.91%

Charter Communications, Inc.*				2,363	877,122
			-	----------------------
					877,122

Environmental 3.90%

Waste Management				6,498	697,495
			-	----------------------
					697,495

Online Media 3.83%

Facebook Inc.*				1,521	294,161
Alphabet Inc.*				235	281,756
Tencent Holdings Ltd. ADR				2,200	108,328
			-	----------------------
					684,245

Semiconductor 3.77%

Intel Corp.				12,569	641,522
NVIDIA Corporation				180	32,580
			-	----------------------
					674,102

Railroad 3.70%

Kansas City Southern				5,368	661,016
			-	----------------------
					661,016

Communication Services 2.36%

AT&T Inc.		11,851		366,907
Verizon Communications Inc.				940	53,759
	-	----------------------
				420,666

Application Software 2.27%

Microsoft Corporation				3,109	406,035
			-	----------------------
					406,035

Retail - Apparel and Specialty		2.17%

Ulta Beauty Inc.*		400		139,592
Tracor Supply Company				1,300	134,550
Alibaba Group Holdings Limited*				610	113,198
	-	----------------------

				387,340

Computer Hardware 2.07%

Apple, Inc.		1,704		341,942
EncrSys				400	27,676
	-	----------------------
				369,618

ETF 1.81%

KraneShares Boscra MSCI China A				3,550	113,813
Ishares MSCI India				2,970	105,465
Franklin FTSE India				4,400	103,271
	-	----------------------
				322,549

Chemicals 1.75%

Balchem Corp				1,575	159,878
NewMarket Corp				362	151,888
			-	----------------------
					311,766

Transportation and Logistics 1.45%

Norfolk Southern Co.				620	126,493
Old Dominion Freight Line, Inc.				630	94,046
JB Hunt Transport Services Inc.				400	37,792
	-	----------------------
				258,331

Insurance - Property and Casulity 1.43%

Selective Insurance Group				2,088	148,895
Markel Corporation*				100	107,151
			-	----------------------
					256,046

Banks 1.36%

Bank of America Corporation				4,000	122,320
JP Morgan Chase & Co				1,040	120,692
			-	----------------------
					243,012

Home Improvement Stores 1.30%

Home Depot, Inc. (The)				1,140	232,218
			-	----------------------
					232,218

Drug 1.26%

Bristol Myers						2,435	113,057
Johnson and Johnson				796			112,395
			-	----------------------
							225,452

Retail Store 1.22%

Dollar Tree Inc.*		1,965		218,665
	-	----------------------
				218,665

Resturants 1.20%

Starbucks Corporation				2,748		213,465
	-	----------------------
				213,465

Travel & Leisure 1.19%

Marriott International				780		106,407
Hilton Worldwide Holdings Inc						1,220	106,128
	-	----------------------
				212,535

Farm and Construction Machinery 1.15%

Caterpillar Inc.				1,471			205,087
					-	----------------------
							205,087

Entertainment 1.06%

Netflix, Inc.*				513		190,087
			-	----------------------
							190,087

Aerospace & Defense 1.05%

The Boeing Company				270		101,976
Raytheon Company		480				85,243
					-	----------------------
						187,219

Industrial Products 0.87%

Eaton Corporation PLC				970		80,335
Vestas Wind Systems A/S ADR				2,500		75,475
	-	----------------------
				155,810

Business Services 0.78%

Paychex Inc.				1,651		139,196
	-	----------------------

				139,196

Residential Construction 0.55%

NVR Inc.*		31		97,727
	-	----------------------
				97,727

Healthcare Providers 0.54%

HCA Healthcare Inc.		760		96,695
	-	----------------------
				96,695

Steel 0.54%

Nucor Corporation				1,680	95,878
			-	----------------------
					95,878

Health Care Plans 0.50%

UnitedHealth Group Incorporated				380	88,567
	-	-----------------------
				88,567

Total Value Common Stocks (cost 8,125,333)	99.82%		17,826,968

Cash and Recevable, less liabilities	0.18%		31,290
-	---------------------

Total Net Assets	100.00%		$17,858,258
	=======================

* Non-income producing security during last 12 months

Gross Unrealized appreciation on investment securities			9,787,345
Gross Unrealized depreciation on investment securities			(85,710)
		-	------------
Net Unrealized depreciation on investment securities			9,701,635
Cost of investment securities for federal income tax
purposes			8,125,333

Securities Valuations - The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S.
GAAP establishes a hierarchy that prioritizes inputs to valuation methods.
The three levels of inputs are:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest
rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information
available.
The availability of observable inputs can vary from security to security
and
is affected by a wide variety of factors, including, for example, the type
of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular
to the security. To the extent that valuation is based on models or inputs
that are less observable or unobservable in the market, the determination of
fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized
in level 3.
The inputs used to measure fair value may fall into different levels of the
fair value hierarchy. In such cases, for disclosure purposes, the level in
the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used, as of April 30, 2019, in valuing the Fund's assets carried at fair value:

Equity	Level 1	Level 2	Level 3	Total
Common Stock	$17,826,968	$0	$0	$17,826,968

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ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer/Principal Financial
Officer has concluded, based on his evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal controls over financial
reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
1940) that occurred during the Registrants last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the
Registrant's internal controls over financial reporting.

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ITEM 3 - Exhibits

The certifications required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)) is attached as exhibits hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the Registrant has duly caused this report
to be signed on its behalf by the undersigned, thereunto duly authorized.

American Growth Fund

By /s/ Timothy E. Taggart
President
Chief Financial Officer
June 4, 2019